UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                  FORM 13F-HR/A

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     October 23, 2008

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 30

Form 13F Table Value Total: $12,030
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

    NAME OF ISSUER            TITLE OF CLASS            CUSIP               VALUE          SHRS OR PRN AMOUNT       SH/PRN
METROGAS                   AMERICAN DEP RECEIPT       591673207             49,707.83             12,713              SH
BLACKROCK INCOME               CLOSED-END FUNDS       09247F100            619,959.00            104,900              SH
BLACKROCK STRATEGIC            CLOSED-END FUNDS       09249G106            377,520.00             33,000              SH
DREMAN/CLAYMORE                CLOSED-END FUNDS       26153R100            917,994.10             72,283              SH
DWS DREMAN VALUE               CLOSED-END FUNDS       23339M105            619,957.00             46,300              SH
DWS MULTI-MARKET               CLOSED-END FUNDS       23338L108            165,600.00             20,000              SH
EVERGREEN MULTI-SECT           CLOSED-END FUNDS       30024Y104            505,391.04             32,648              SH
GABELLI DIV. & INCOME TRST.    CLOSED-END FUNDS       36242H104            953,100.00             54,000              SH
HYPERION BROOKFIELD            CLOSED-END FUNDS       449145101            979,500.00            150,000              SH
HYPERION STRATEGIC             CLOSED-END FUNDS       44915C105            821,712.00             96,900              SH
JOHN HANCOCK PATRIOT           CLOSED-END FUNDS       41013T105            918,012.00            101,550              SH
STRATEGIC INC FUND             CLOSED-END FUNDS       349739102            169,800.00             20,000              SH
TORTOISE NORTH AMERICAN        CLOSED-END FUNDS       89147T103            668,015.00             27,100              SH
WESTERN ASSET EMRG. MKT. FND.  CLOSED-END FUNDS       95766A101            414,994.58             24,002              SH
NEXEN INC                    COMMON STK-FOREIGN        2172219             254,400.00              6,400              SH
AKAMAI TECHNOLOGIES                Common Stock       00971T101            243,530.00              7,000              SH
ASPEN INSURANCE HOLD               Common Stock       G05384105            160,956.00              6,800              SH
BERKSHIRE HATHAWAY                 Common Stock       084670207            228,684.00                 57              SH
BROWN & BROWN INC                  Common Stock       115236101            184,334.00             10,600              SH
DEL MONTE FOODS                    Common Stock       24522P103            213,000.00             30,000              SH
DELL INC                           Common Stock       24702R101            273,500.00             12,500              SH
FRANKLIN RESOURCES                 Common Stock       354613101            274,950.00              3,000              SH
HANSEN NATURAL CORP                Common Stock       411310105            172,920.00              6,000              SH
INTEL CORP                         Common Stock       458140100            212,652.00              9,900              SH
SAFECO CORP                        Common Stock       786429100            423,108.00              6,300              SH
PRICE T. ROWE GROUP INC            Common Stock       74144T108            350,114.00              6,200              SH
TEXAS INSTRUMENTS INC              Common Stock       882508104            239,360.00              8,500              SH
UNITEDHEALTH GROUP INC             Common Stock       91324P102            131,250.00              5,000              SH
U.S. GLOBAL INVESTORS INC.         Common Stock       902952100            293,125.00             17,500              SH
WILMINGTON TRUST CORP              Common Stock       971807102            193,012.00              7,300              SH

  NAME OF ISSUER          PUT/CALL        INVESTMENT DISCRETION       OTHER MANAGERS            VOTING AUTHORITY
METROGAS                                         DEFINED                     1                        12,713
BLACKROCK INCOME                                 DEFINED                     1                       104,900
BLACKROCK STRATEGIC                              DEFINED                     1                        33,000
DREMAN/CLAYMORE                                  DEFINED                     1                        72,283
DWS DREMAN VALUE                                 DEFINED                     1                        46,300
DWS MULTI-MARKET                                 DEFINED                     1                        20,000
EVERGREEN MULTI-SECT                             DEFINED                     1                        32,648
GABELLI DIV. & INCOME TRST.                      DEFINED                     1                        54,000
HYPERION BROOKFIELD                              DEFINED                     1                       150,000
HYPERION STRATEGIC                               DEFINED                     1                        96,900
JOHN HANCOCK PATRIOT                             DEFINED                     1                       101,550
STRATEGIC INC FUND                               DEFINED                     1                        20,000
TORTOISE NORTH AMERICAN                          DEFINED                     1                        27,100
WESTERN ASSET EMRG. MKT. FND.                    DEFINED                     1                        24,002
NEXEN INC                                        DEFINED                     1                         6,400
AKAMAI TECHNOLOGIES                              DEFINED                     1                         7,000
ASPEN INSURANCE HOLD                             DEFINED                     1                         6,800
BERKSHIRE HATHAWAY                               DEFINED                     1                            57
BROWN & BROWN INC                                DEFINED                     1                        10,600
DEL MONTE FOODS                                  DEFINED                     1                        30,000
DELL INC                                         DEFINED                     1                        12,500
FRANKLIN RESOURCES                               DEFINED                     1                         3,000
HANSEN NATURAL CORP                              DEFINED                     1                         6,000
INTEL CORP                                       DEFINED                     1                         9,900
SAFECO CORP                                      DEFINED                     1                         6,300
PRICE T. ROWE GROUP INC                          DEFINED                     1                         6,200
TEXAS INSTRUMENTS INC                            DEFINED                     1                         8,500
UNITEDHEALTH GROUP INC                           DEFINED                     1                         5,000
U.S. GLOBAL INVESTORS INC.                       DEFINED                     1                        17,500
WILMINGTON TRUST CORP                            DEFINED                     1                         7,300